Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Estimated Fair Values and Carrying Amounts of Financial Instruments

The estimated fair values and carrying amounts of the Company’s financial instruments are as follows:

	December 31, 2013		December 31, 2012
(Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and cash equivalents	$391,396	$391,396	$626,517	$626,517
Investment securities	2,090,906	2,089,363	2,149,990	1,956,502
Loans and loans held for sale	9,620,461	9,724,432	8,783,011	8,800,563
FDIC loss share receivable	162,312	21,918	284,471	207,222
Derivative instruments	30,076	30,076	42,119	42,119
Accrued interest receivable	32,143	32,143	32,707	32,707

Financial Liabilities
Deposits	$10,737,000	$10,226,573	$10,686,268	$10,594,885
Short-term borrowings	680,344	680,344	294,156	294,156
Long-term debt	280,699	235,503	323,046	394,490
Derivative instruments	26,735	26,735	36,890	36,890
Accrued interest payable	6,102	6,102	6,421	6,421